Share capital, share premium and other capital reserves - Schedule of ordinary shares (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Share capital
Beginning balance	[1]	$ 5
Issue of shares		312,480
Share issuance cost		(9,810)	$ (6,771)
Ending balance		8	5	[1]
Share Premium
Beginning balance	[1]	432,295
Redemption of warrants		65,854
Ending balance		801,445	432,295	[1]
Other capital reserves
Beginning balance	[1]	1,212
Contribution of conversion price in excess of fair value of warrants			198		$ 945
Amount in excess of the face value over the present value on related promissory note			69
Ending balance		1,212	1,212	[1]
DSU
Share Premium
Redemption		246
RSU
Share Premium
Redemption		$ 383
Public shareholders - non-redemption
Share capital
Issue of shares			34,431
Glencore
Share capital
Rollover shares - Glencore			100,000
PIPE | Osisko
Share capital
Issue of shares			15,000
PIPE | Sprott
Share capital
Issue of shares			15,000
PIPE | BlackRock
Share capital
Issue of shares			45,000
PIPE A and PIPE B
Share capital
Issue of shares			184,517
Backstop facility | Osisko
Share capital
Issue of shares			$ 25,000
Ordinary shares
Number of shares
Beginning balance (in shares)		50,236,544	6,628,695		6,628,695
Issued during the year (in shares)		32,201,887	43,607,849
Redemption of warrants (in shares)		4,701,071
Ending balance (in shares)		82,438,431	50,236,544		6,628,695
Share capital
Beginning balance		$ 5	$ 1		$ 1
Proceeds from issuance of shares		3	4
Ending balance		8	5		1
Share Premium
Beginning balance		432,295	24		24
Redemption of warrants		65,854
Gross proceeds from issuance of shares		378,960	439,042
Share issuance cost		(9,810)	(6,771)
Ending balance		801,445	432,295		24
Other capital reserves
Beginning balance		1,212	945
Issued during the year					945
Contribution of conversion price in excess of fair value of warrants			198
Amount in excess of the face value over the present value on related promissory note			69
Gross proceeds from issuance of shares			267
Ending balance		$ 1,212	$ 1,212		$ 945
Ordinary shares | DSU
Number of shares
Redemption (in shares)		17,284
Share Premium
Redemption		$ 246
Ordinary shares | RSU
Number of shares
Redemption (in shares)		32,550
Share Premium
Redemption		$ 383
Ordinary shares | Public shareholders - non-redemption
Number of shares
Number of of shares issued for acquisition			3,329,006
Share Premium
Issued during the year			$ 34,431
Ordinary shares | Glencore
Number of shares
Issued during the year (in shares)			10,000,000
Share capital
Rollover shares - Glencore			$ 1
Share Premium
Glencore rollover shares			$ 99,999
Ordinary shares | PIPE | Osisko
Number of shares
Issued during the year (in shares)			1,500,000
Share Premium
Issued during the year			$ 15,000
Ordinary shares | PIPE | Sprott
Number of shares
Issued during the year (in shares)			1,500,000
Share Premium
Issued during the year			$ 15,000
Ordinary shares | PIPE | BlackRock
Number of shares
Issued during the year (in shares)			4,500,000
Share capital
Issue of shares			$ 1
Share Premium
Issued during the year			$ 44,999
Ordinary shares | PIPE A and PIPE B
Number of shares
Issued during the year (in shares)			18,451,747
Share capital
Issue of shares			$ 2
Share Premium
Issued during the year			$ 184,515
Ordinary shares | Backstop facility | Osisko
Number of shares
Issued during the year (in shares)			2,500,000
Share Premium
Issued during the year			$ 25,000
Ordinary shares | Pipe Financing October 2023
Number of shares
Issued during the year (in shares)			1,827,096
Share Premium
Issued during the year			$ 20,098
Ordinary shares | Private Placement
Number of shares
Issued during the year (in shares)		27,450,982
Share capital
Issue of shares		$ 3
Share Premium
Issued during the year		$ 312,477

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.